Insurance Contracts - CSM and Insurance Revenue by Transition Method (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance revenue	$ 1,592	$ (2,516)
Insurance
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Net balances, beginning of year	131,219	149,250
Loss recoveries at initial recognition of onerous underlying contracts	70	91
Contracts initially recognized in the year	70	91
Insurance finance (income) expenses from insurance contracts issued	9,675	(22,595)
Net balances, end of year	135,485	131,219
Insurance revenue	4,401	(22,818)
Insurance | Contracts held at transition measured using the fair value approach
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Net balances, beginning of year	10,205	9,886
CSM recognized for services provided	(822)	(843)
Experience adjustments	0	0
Changes in estimates that adjust CSM	703	1,274
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	(39)	(352)
Foreign currency translation	(85)	240
Dispositions	(261)	0
Net balances, end of year	9,701	10,205
Insurance revenue	5,716	5,892
Insurance | All other contracts
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Net balances, beginning of year	765	18
CSM recognized for services provided	(101)	(28)
Experience adjustments	0	0
Changes in estimates that adjust CSM	211	(141)
Contracts initially recognized in the year	1,259	894
Insurance finance (income) expenses from insurance contracts issued	31	5
Foreign currency translation	(21)	17
Net balances, end of year	2,144	765
Insurance revenue	15,640	13,010
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Net balances, beginning of year	4,512	4,618
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	59	(440)
Net balances, end of year	4,171	4,512
Insurance revenue	(181)	(218)
Reinsurance contracts held | Contracts held at transition measured using the fair value approach
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Net balances, beginning of year	175	107
CSM recognized for services provided	(11)	(13)
Experience adjustments	0	0
Changes in estimates that adjust CSM	(22)	81
Loss recoveries at initial recognition of onerous underlying contracts	0	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	3	(9)
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	2	1
Foreign currency translation	(2)	8
Dispositions	1	0
Net balances, end of year	146	175
Reinsurance contracts held | All other contracts
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Net balances, beginning of year	(70)	0
CSM recognized for services provided	7	3
Experience adjustments	0	0
Changes in estimates that adjust CSM	6	(25)
Loss recoveries at initial recognition of onerous underlying contracts	35	23
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(7)	(14)
Contracts initially recognized in the year	(57)	(58)
Insurance finance (income) expenses from insurance contracts issued	(1)	0
Foreign currency translation	0	1
Net balances, end of year	$ (87)	$ (70)